Prepaid Expenses and Other Current Assets	6 Months Ended
Jan. 31, 2026
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of January 31, 2026 and July 31, 2025:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Tax recoverable	461,071	843,175
Prepaid IP collaboration fee	581,832	599,933
Loan to third party	410,000	410,000
Prepaid rental expenses	198,107	354,485
Prepaid SaaS service costs	583,316	200,424
Prepaid advertising expenses	—	64,843
Others	633,183	393,383
Prepaid expenses and other current assets	$2,867,509	$2,866,243